(THE PRIMARY TREND FUNDS Logo)

SEMIANNUAL REPORT


THE PRIMARY
TREND FUND


THE PRIMARY
INCOME FUND

THE PRIMARY U.S.
GOVERNMENT FUND


MILWAUKEE, WISCONSIN
DECEMBER 31, 1997

MESSAGE TO SHAREHOLDERS. . .

     "We feel that the direction of interest rates will be the key determinant of the longevity of this bull market...and Alan Greenspan a key player."
                                                THE PRIMARY TREND FUNDS
                                                12/31/96 Semiannual Report

  While the full year of 1997 was yet another banner year for the stock market, the last few months provided some anxious moments for investors. With disinflationary forces prevalent and Federal Reserve Chairman Alan Greenspan taking a "hands-off" approach, bonds rallied sharply in the final six months, providing strong support for equities despite the chaos unfolding in Southeast Asia. The benchmark Standard & Poor's 500 Composite posted a strong total return of +10.6% in the latter half of 1997, while the blue chip Dow Jones Industrial Average lagged with a total return of +4.0% in the similar period.

  The Primary Trend Funds generated the following returns for the six months ended 12/31/97:

                  THE PRIMARY TREND FUND               +8.9%
                  THE PRIMARY INCOME FUND             +13.5%
                  THE PRIMARY U.S. GOVERNMENT FUND     +3.5%

  THE PRIMARY TREND FUND'S current diversification of value-oriented securities helped the portfolio achieve a respectable, albeit underperforming, return in the final six months of 1997. Company-specific restructurings and overall strength in the retail sector translated into solid gains for the Fund's holdings in Tandy Corp. (+38%), CVS Corp. (+25%) and J.C. Penney (+16%). More importantly, new purchases in 1997 contributed nicely to the portfolio in the final six-month period: Mylan Labs (+42%), Darden Restaurants (+38%), UST Inc. (+32%) and Albertson's (+29%). However, the 22% decline in crude oil late in the year, coupled with the El Nino effect on the natural gas sector, presented some obstacles for the energy component of the Fund's portfolio.

  THE PRIMARY INCOME FUND, aided by falling interest rates and its exposure to utilities, performed exceedingly well in the six-month period. The Dow Jones Utility Average, which had been struggling since it peaked in 1993, finally made a new all-time high. The Fund's utility holdings (28% of the portfolio) participated as well: GTE Corp. (+19%), DPL Inc. (+17%), and Wisconsin Energy (+16%), to name a few. The portfolio's 14% concentration in real estate investment trusts (REITs) also provided a steady stream of income and solid price gains. Other top performers for the six months include: Mylan Labs (+42%), Tandy Corp. (+38%) and UST Inc. (+32%).

  THE PRIMARY U.S. GOVERNMENT FUND trailed its fixed-income benchmark in the final half of 1997. The progress made on the inflation and budget-deficit fronts, combined with the "flight to quality" during the Asian turmoil, fueled a strong rally in long-term bonds. Yields on the 30-year U.S. Treasury bond fell to new all-time lows of 5.7%, creating a very flat yield curve. The Fund's focus on the short-to-intermediate maturities ensured stable income streams, but provided only modest capital gains as long-term bonds rallied.

  As we enter 1998, the equity markets continue to display the volatile characteristics that punctuated 1997. We do not foresee those wild swings subsiding in the near future. The flat performance in the month of January, as measured by the majority of broad-based indices, has set the stage for a strong rally in early February. Even the venerable Dow Jones Industrial Average recorded a new all-time high above 8300 ... a milestone that has proven elusive since August of last year. Dow Theorists have comfort in the fact that the Dow Jones Transportation Average has led this latest move to new all-time highs.

  It is difficult to argue the endurance of this seven-year old bull market, and its latest heroics in climbing the proverbial "wall of worry", which include the monetary and economic meltdown in Asia, the sequel to Desert Storm currently brewing, and the distractions surrounding our Commander in Chief. All of these were dismissed by Wall Street in 1997, but continue to linger in 1998. Resolution of any or all would be extremely positive, but a worsening will truly test the mettle of this bull.

  In the near term, the stock market is technically in gear and it will be important to witness broad-based participation if the market continues to make new highs. For 1998, equity valuations will become increasingly critical to the direction of the major stock averages. We doubt that the global hiccup from the Asian debacle has been completely discounted in today's prices ... which is why individual stock selection will be key. The warm winds of a slow-growth economy, disinflation and low interest rates are not permanent fixtures in the financial markets historically -- any shift in this investor-friendly backdrop could prove problematic.

  Our focus in 1998 is to provide our shareholders with above-average returns while minimizing risk. While many sectors, in general, are trading at full valuations, we intend to capitalize on selected undervalued situations as they are presented.

  All of us at Arnold Investment Counsel value you as shareholders in the The Primary Trend Funds and thank you for your continued support. As always, we are diligently working on behalf of each and every one of you toward the fulfillment of your individual investment goals.

  Sincerely,

  /S/ Lilli Gust                     /s/ Barry S. Arnold

  Lilli Gust                            Barry S. Arnold
  President                             Vice President

February 17, 1998

PORTFOLIOS OF INVESTMENTS
December 31, 1997 (unaudited)

                             THE PRIMARY TREND FUND
  SHARES OR
  PRINCIPAL                                                            MARKET
     AMOUNT                                               COST          VALUE
  ---------                                              -----         ------
COMMON STOCKS       81.5%
     16,000 Albertson's, Inc. (Retail stores)         $593,600       $758,000
      6,000 Amoco Corporation (Integrated
              oil company)                             325,950        510,750
     10,500 Angeles Mortgage Investment Trust
              (Real estate investment trust)           159,443        200,813
     30,200 Beverly Bancorporation, Inc.
              (Financial services)                     517,688        690,825
     60,000 Beverly Enterprises, Inc.*<F1>
              (Healthcare services)                    552,748        780,000
     10,000 Browning-Ferris Industries, Inc.
              (Waste management services)              299,250        370,000
      8,000 CVS Corporation (Retail stores)            263,946        512,500
     60,000 Darden Restaurants, Inc.
              (Restaurant chains)                      587,922        750,000
     10,000 Eastman Kodak Company
              (Photographic equipment)                 398,415        608,125
     25,000 Enron Oil & Gas Company
              (Domestic oil and gas exploration
              and production)                          671,500        529,688
     16,000 L.M. Ericsson Telephone ADR
              (Telecommunication equipment)            359,785        597,000
     10,000 GreenPoint Financial Corp.
              (Financial services)                     288,425        725,625
     52,500 Juno Lighting, Inc. (Commercial and
              residential lighting)                    900,937        918,750
     25,000 La Quinta Inns, Inc. (Motels)              455,231        482,812
     30,000 Mylan Laboratories, Inc.
              (Pharmaceutical products)                396,900        628,125
     23,000 Newmont Mining Corporation (Gold mining)   844,052        675,625
     25,000 Occidental Petroleum Corporation
              (Integrated oil company)                 467,085        732,813
     20,000 PartnerRe Ltd. ADR (Insurance)             662,325        927,500
     10,000 J.C. Penney Company, Inc. (Retail stores)  436,225        603,125
     12,000 Pennzoil Company
              (Domestic oil and gas exploration
              and production)                          663,055        801,750
     27,306 PharMerica, Inc. (Institutional pharmacy
              services)                                223,752        283,300
      5,000 SLM Holding Corporation
              (Financial services)                     220,771        695,625
     40,000 Snyder Oil Corporation
              (Domestic oil and gas exploration
              and production)                          396,887        730,000
     12,000 Sundstrand Corporation (Aerospace
              and industrial)                          272,560        604,500
     15,000 Tandy Corporation (Retail stores)          382,950        578,437
     30,000 USF&G Corporation (Insurance)              583,350        661,875
     20,000 UST, Inc. (Tobacco)                        561,925        738,750
     35,000 Union Pacific Resources Group Inc.
              (Domestic oil and gas exploration
              and production)                          779,176        848,750
     56,500 Western Gas Resources, Inc.
              (Natural gas gathering, transporting,
              and marketing)                         1,043,730      1,250,062
     17,600 York International Corp. (Heating
              and cooling systems)                     776,088        696,300
                                                   -----------    -----------
Total Common Stocks                                 15,085,671     19,891,425
                                                   -----------    -----------

            PREFERRED STOCKS       1.9%
      3,700 Long Island Lighting Co. 5.00% Series B    309,690        323,750
      1,700 Long Island Lighting Co. 4.35% Series E    146,105        147,050
                                                   -----------    -----------
Total Preferred Stocks                                 455,795        470,800
                                                   -----------    -----------
            BONDS AND NOTES       1.6%
            CORPORATE NOTES
   $400,000 GTE Northwest, Inc. note, 6.125%,
              due 2/15/99                              400,016        400,072
                                                   -----------    -----------
Total Bonds and Notes                                  400,016        400,072
                                                   -----------    -----------
Total Long-Term Investments                         15,941,482     20,762,297
                                                   -----------    -----------
            SHORT-TERM INVESTMENTS       14.8%
            VARIABLE RATE DEMAND NOTES
  1,191,128 Johnson Controls, Inc., 5.33%            1,191,128      1,191,128
  1,189,658 Warner-Lambert, Inc., 5.49%              1,189,658      1,189,658
  1,231,195 Wisconsin Electric Power Co., 5.49%      1,231,195      1,231,195
                                                   -----------    -----------
Total Variable Rate Demand Notes                     3,611,981      3,611,981
                                                   -----------    -----------
Total Short-Term Investments                         3,611,981      3,611,981
                                                   -----------    -----------
            TOTAL INVESTMENTS       99.8%          $19,553,463     24,374,278
                                                   ===========

            Other Assets, less Liabilities       0.2%                  50,094
                                                                  -----------
            NET ASSETS (Equivalent to $13.47 per share
              based on 1,813,732 shares outstanding)    100.0%    $24,424,372
                                                                  ===========

*<F1>Non-income producing security.

See notes to financial statements.


                            THE PRIMARY INCOME FUND
  SHARES OR
  PRINCIPAL                                                            MARKET
     AMOUNT                                               COST          VALUE
 ----------                                              -----        -------

            COMMON STOCKS       72.2%
      2,000 Albertson's, Inc. (Retail stores)          $74,200        $94,750
      1,000 Amoco Corporation (Integrated oil company)  55,720         85,125
     10,600 Angeles Mortgage Investment Trust
              (Real estate investment trust)            86,117        202,725
      3,500 Browning-Ferris Industries, Inc.
              (Waste management services)               98,007        129,500
      4,000 CarrAmerica Realty Corporation
              (Real estate investment trust)           105,500        126,750
      1,500 CCA Prison Realty Trust (Real estate
              investment trust)                         31,500         66,937
      1,500 CVS Corporation (Retail stores)             44,235         96,094
      2,000 CINergy Corp. (Electric utility)            39,641         76,625
      2,000 Consolidated Natural Gas Co.
              (Integrated natural gas system)           87,325        121,000
      3,000 DPL, Inc. (Electric and gas utility)        45,124         86,250
      2,000 L.M. Ericsson Telephone ADR
              (Telecommunications equipment)            39,575         74,625
      2,000 GTECorporation (Telephone utility)          62,995        104,500
      8,000 Great Lakes REIT, Inc.
              (Real estate investment trust)           126,907        155,500
      8,000 Juno Lighting, Inc.(Commercial
              and residential lighting)                139,225        140,000
      4,000 Keyspan Energy Corporation
              (Natural gas utility)                     99,715        147,250
      2,000 La Quinta Inns, Inc. (Motels)               37,575         38,625
      4,000 Longview Fibre Company (Paper
              and forest products)                      68,184         60,750
      5,000 Mid-Atlantic Realty Trust
              (Real estate investment trust)            65,000         73,437
      5,000 Mylan Laboratories Inc.
              (Pharmaceutical products)                 66,025        104,687
      2,000 Northern States Power Company
              (Electric utility)                        74,513        116,500
      4,000 Occidental Petroleum Corporation
              (Integrated oil company)                  87,705        117,250
      3,000 Pacific Enterprises (Natural gas utility)   70,335        112,875
      3,000 J.C. Penney Company, Inc. (Retail stores)  130,610        180,938
      1,500 Pennzoil Company (Domestic oil and
              gas exploration and production)           72,200        100,219
      2,000 Simon DeBartolo Group, Inc.
              (Real estate investment trust)            39,144         65,375
      3,000 Tandy Corporation (Retail stores)           59,932        115,687
      6,000 USF&G Corporation (Insurance)              123,975        132,375
      4,000 UST, Inc. (Tobacco)                        111,240        147,750
      5,200 Union Pacific Resources Group Inc.
              (Domestic oil and gas exploration
              and production)                          110,510        126,100
      7,000 Western Gas Resources, Inc.
              (Natural gas gathering, transporting,
              and marketing)                           113,750        154,875
      3,000 Wisconsin Energy Corporation
             (Electric and gas utility)                 73,280         86,250
      1,900 York International Corp.
              (Heating and cooling systems)             83,695         75,169
                                                   -----------    -----------
Total Common Stocks                                  2,523,459      3,516,493
                                                   -----------    -----------

            PREFERRED STOCKS       7.9%
      2,000 Battle Mountain Gold Company
              $3.25 convertible                        107,183         90,000
        340 Long Island Lighting Co. 5.00% Series B     19,920         29,750
      2,000 Long Island Lighting Co. 4.35% Series E    117,040        173,000
      2,000 SunAmerica, Inc. $3.1875 PERCS              88,160         93,125
                                                   -----------    -----------
Total Preferred Stocks                                 332,303        385,875
                                                   -----------    -----------
            BONDS AND NOTES       9.1%
            CONVERTIBLE DEBENTURES
   $ 50,000 Couer d'Alene Mines Corp., 6.375%,
              due 1/31/04                               45,600         39,125
                                                   -----------    -----------
            CORPORATE NOTES
    100,000 Wisconsin Gas Company note, 7.50%,
              due 11/15/98                              99,835        101,300
    100,000 Wisconsin Gas Company note, 6.375%,
              due 11/01/05                             100,999        101,060
    100,000 GTE Northwest Inc., 6.125%, due 2/15/99    100,004        100,018
                                                   -----------    -----------
Total Corporate Obligations                            300,838        302,378
                                                   -----------    -----------
            U.S. GOVERNMENT AGENCY NOTES
     50,000 Federal Home Loan Bank, 7.01%,
              due 8/20/07                               50,000         50,070
     50,000 Federal Home Loan Mortgage, 7.14%,
              due 7/31/02                               50,360         50,291
                                                   -----------    -----------
Total U.S. Government Agency Notes                     100,360        100,361
                                                   -----------    -----------
Total Bonds and Notes                                  446,798        441,864

                                                   -----------    -----------
Total Long-Term Investments                          3,302,560      4,344,232
                                                   -----------    -----------
            SHORT-TERM INVESTMENTS       10.8%
            VARIABLE RATE DEMAND NOTES
    142,048 General Mills, Inc., 5.33%                 142,048        142,048
    239,384 Johnson Controls, Inc., 5.33%              239,384        239,384
    145,317 Pitney Bowes Credit Corp., 5.33%           145,317        145,317
                                                   -----------    -----------
Total Variable Rate Demand Notes                       526,749        526,749
                                                   -----------    -----------
Total Short-Term Investments                           526,749        526,749
                                                   -----------    -----------
            TOTAL INVESTMENTS       100.0%          $3,829,309      4,870,981
                                                    ==========

            Liabilities, less Other Assets  (0.0)%                     (1,781)
                                                                    ---------
            NET ASSETS (Equivalent to $13.93 per share
              based on 349,565 shares outstanding)      100.0%     $4,869,200
                                                                  ===========

            Note to Portfolio of Investments - As required by the Fund's investment policies, the Fund has invested $1,356,378 (28% of its net assets) in securities issued by utilities.

See notes to financial statements.

                        THE PRIMARY U.S. GOVERNMENT FUND
  PRINCIPAL                                                            MARKET
     AMOUNT                                                  COST       VALUE
 ----------                                                ------    --------
            U.S. GOVERNMENT SECURITIES        87.3%
            U.S. TREASURY NOTES
    $75,000 U.S. Treasury note, 6.375%, due 7/15/99       $74,859     $75,853
                                                        ---------    --------
            U.S. GOVERNMENT AGENCY NOTES
     25,000 Federal Home Loan Bank, 5.24%, due 11/30/98    24,880      24,856
    100,000 Federal Farm Credit Bank, 6.49%, due 1/20/00  101,250     101,250
    100,000 Federal Home Loan Bank, 6.53%, due 11/20/00    99,950     100,047
    100,000 Federal National Mortgage Association,
              8.50%, due 2/01/05                           99,531     104,833
    100,000 Federal Home Loan Mortgage Corporation,
              8.15%, due 3/02/05                          100,000     100,351
    100,000 Federal Home Loan Bank,
              7.00%, due 11/21/05                          99,563      99,977
     50,000 Federal Home Loan Bank,
              7.01%, due 8/20/07                           50,000      50,070
                                                        ---------    --------
Total U.S. Government Agency Notes                        575,174     581,384
                                                        ---------    --------
Total U.S. Government Securities                          650,033     657,237
                                                        ---------    --------
            SHORT-TERM INVESTMENTS       24.4%
            VARIABLE RATE DEMAND NOTES
     37,253 American Family Financial Services, Inc.,
              5.49%                                        37,253      37,253
     36,953 General Mills, Inc., 5.33%                     36,953      36,953
     36,583 Johnson Controls, Inc., 5.33%                  36,583      36,583
     35,974 Pitney Bowes Credit Corp., 5.33%               35,974      35,974
     36,545 Warner-Lambert, Inc., 5.49%                    36,545      36,545
                                                        ---------    --------
Total Variable Rate Demand Notes                          183,308     183,308
                                                        ---------    --------
Total Short-Term Investments                              183,308     183,308
                                                        ---------    --------
            TOTAL INVESTMENTS       111.7%               $833,341     840,545
                                                        =========

            Liabilities, less Other Assets        (11.7)%            (87,916)
                                                                     --------
            NET ASSETS (Equivalent to $9.93 per share
              based on 75,802 shares outstanding) 100.0%             $752,629
                                                                    =========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997 (unaudited)


                                                                                                             THE PRIMARY
                                                 THE PRIMARY                   THE PRIMARY               U.S. GOVERNMENT
                                                  TREND FUND                   INCOME FUND                          FUND
                                                ------------                  ------------              ----------------
Assets:
  Investments, at Value (Note 2a):
    Common Stocks                                $19,891,425                    $3,516,493                           $--
    Preferred Stocks                                 470,800                       385,875                            --
    Bonds and Notes                                  400,072                       441,864                       657,237
    Short-Term Investments                         3,611,981                       526,749                       183,308
                                                ------------                   -----------                    ----------
     Total Investments (Cost $19,553,463;
       $3,829,309 and $833,341, respectively)     24,374,278                     4,870,981                       840,545

  Dividends Receivable                                33,742                         9,723                            --
  Interest Receivable                                 26,458                        11,005                        15,089
  Due from Adviser                                        --                         2,145                         4,464
  Prepaid Expenses                                     7,376                         3,905                         2,600
                                                ------------                   -----------                    ----------
     Total Assets                                 24,441,854                     4,897,759                       862,698
                                                ------------                   -----------                    ----------
Liabilities:
  Accrued Investment Advisory Fees                    15,261                        26,599                         5,085
  Payable to Custodian                                    --                            --                       104,152
  Other                                                2,221                         1,960                           832
                                                ------------                   -----------                   -----------

Total Liabilities                                     17,482                        28,559                       110,069
                                                ------------                   -----------                   -----------

Net Assets                                       $24,424,372                    $4,869,200                      $752,629
                                                ============                   ===========                    ==========

Shares Outstanding                                 1,813,732                       349,565                        75,802
Net Assets Per Share                                  $13.47                        $13.93                         $9.93
                                                ============                   ===========                    ==========
Net Assets Consist of:
  Capital Stock (30,000,000 shares
    authorized each)                             $18,802,128                    $3,782,064                      $777,590
  Net Unrealized Appreciation of Investments       4,820,815                     1,041,672                         7,204
  Undistributed Net Investment Income                     78                            21                             2
  Undistributed Net Realized Gains
    (Accumulated Losses)                             801,351                        45,443                      (32,167)
                                                ------------                   -----------                   -----------
Net Assets                                       $24,424,372                    $4,869,200                      $752,629
                                                ============                   ===========                    ==========

See notes to financial statements.


STATEMENTS OF OPERATIONS
For the six months ended December 31, 1997 (unaudited)

                                                                                                             THE PRIMARY
                                                 THE PRIMARY                   THE PRIMARY               U.S. GOVERNMENT
                                                  TREND FUND                   INCOME FUND                          FUND
                                                ------------                  ------------              ----------------
Income:
  Interest                                           $76,856                       $24,223                       $25,085
  Dividends                                          168,118                        69,184                            --
                                                  ----------                     ---------                     ---------
  Total Income                                       244,974                        93,407                        25,085
                                                  ----------                     ---------                     ---------
Expenses:
  Investment Advisory Fees (Note 3)                   91,029                        17,224                         2,447
  Administration and Accounting Fees                  18,316                        13,509                         7,964
  Shareholder Servicing Costs                         14,602                         5,592                         5,068
  Professional Fees                                    9,323                         4,474                         4,462
  Registration Fees                                    3,510                         1,285                         1,317
  Custodial Fees                                       3,170                         1,212                           128
  Postage                                              2,617                           457                           151
  Printing                                             2,257                           657                           203
  Insurance                                            2,009                           357                           121
  Other                                                1,615                           363                           302
                                                  ----------                     ---------                     ---------
  Total Expenses Before Reimbursement                148,448                        45,130                        22,163
  Less Expenses Reimbursed By Adviser (Note 3)            --                      (23,150)                      (18,713)
                                                  ----------                     ---------                     ---------
  Net Expenses                                       148,448                        21,980                         3,450
                                                  ----------                     ---------                     ---------
Net Investment Income                                 96,526                        71,427                        21,635
                                                  ----------                     ---------                     ---------
Net Realized Gain on Investments                   1,888,624                       188,680                            50
Change in Net Unrealized Appreciation of Investments  78,613                       317,634                         3,483
                                                  ----------                     ---------                     ---------
Net Realized and Unrealized Gain on Investments    1,967,237                       506,314                         3,533
                                                  ----------                     ---------                     ---------
Net Increase in Net Assets From Operations        $2,063,763                      $577,741                       $25,168
                                                  ==========                     =========                     =========


See notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)


                                                                                        THE PRIMARY
                                        THE PRIMARY              THE PRIMARY           U.S. GOVERNMENT
                                         TREND FUND              INCOME FUND                FUND
                                  ------------------------ ------------------------ ------------------------
                                   SIX MONTHS  YEAR ENDED   SIX MONTHS  YEAR ENDED   SIX MONTHS  YEAR ENDED
                                        ENDED    JUNE 30,        ENDED    JUNE 30,        ENDED    JUNE 30,
                                DEC. 31, 1997      1997  DEC. 31, 1997      1997  DEC. 31, 1997        1997
                               --------------   --------- ------------   --------- ------------   ---------
Operations:
 Net Investment Income                $96,526    $184,619      $71,427    $141,857      $21,635     $49,069
 Net Realized Gain (Loss)
   on investments                   1,888,624   3,131,721      188,680     574,471           50     (2,965)
 Change in  Net Unrealized
   Appreciation of Investments         78,613   1,891,832      317,634     264,822        3,483       4,600
                                  ----------- -----------   ----------   ---------    ---------   ---------
 Net Increase in Net
   Assets from Operations           2,063,763   5,208,172      577,741     981,150       25,168      50,704
                                  ----------- -----------   ----------   ---------    ---------   ---------
Distributions to Shareholders:
 From Net Investment Income          (97,038)   (233,063)     (71,406)   (141,857)     (21,633)    (49,069)
 From Net Realized Gains          (4,023,611) (1,224,581)    (642,741)   (270,274)           --          --
                                  ----------- -----------   ----------   ---------    ---------   ---------
 Decrease in Net Assets from
   Distributions                  (4,120,649) (1,457,644)    (714,147)   (412,131)     (21,633)    (49,069)
                                  ----------- -----------   ----------   ---------    ---------   ---------
Fund Share Transactions:
 Proceeds from Shares Sold            392,948   1,000,973       66,750     357,717       12,094      31,529
 Reinvested Distributions           3,955,375   1,394,574      681,810     401,280       16,175      40,850
 Cost of Shares Redeemed          (1,072,708) (4,063,507)     (49,533) (1,531,820)     (13,376)   (138,587)
                                  ----------- -----------   ----------   ---------    ---------   ---------
 Net Increase (Decrease) in
   Net Assets from Fund
   Share Transactions               3,275,615 (1,667,960)      699,027   (772,823)       14,893    (66,208)
                                  ----------- -----------   ----------   ---------    ---------   ---------
Total Increase (Decrease) in
   Net Assets                       1,218,729   2,082,568      562,621   (203,804)       18,428    (64,573)
Net Assets:
 Beginning of Period               23,205,643  21,123,075    4,306,579   4,510,383      734,201     798,774
                                  ----------- -----------   ----------   ---------    ---------   ---------
 End of Period                    $24,424,372 $23,205,643   $4,869,200  $4,306,579     $752,629    $734,201
                                  ===========  ==========   ==========  ==========    =========   =========

Undistributed Net Investment
  Income at End of Period                 $78          --          $21          --           $2          --
                                  ===========  ==========   ==========  ==========    =========   =========

Transactions in Shares:
 Sales                                 27,352      73,343        4,732      27,338        1,215       3,193
 Reinvested Distributions             295,432     114,514       50,249      31,924        1,630       4,125
 Redemptions                         (75,389)   (298,834)      (3,412)   (114,337)      (1,345)    (13,977)
                                  -----------   ---------    ---------   ---------    ---------  ----------
 Net Increase (Decrease)              247,395   (110,977)       51,569    (55,075)        1,500     (6,659)
                                  ===========  ==========   ==========  ==========    =========   =========

See notes to financial statements.


FINANCIAL HIGHLIGHTS
The following table shows per share operating performance data, total investment return, ratios and supplemental data for each period (unaudited)

                                                                                                           THE PRIMARY
                                             THE PRIMARY                     THE PRIMARY                 U.S. GOVERNMENT
                                              TREND FUND                     INCOME FUND                      FUND
                                       ---------------------------   --------------------------    ---------------------------
                                        SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                             ENDED       JUNE 30,          ENDED       JUNE 30,          ENDED       JUNE 30,
                                     DEC. 31, 1997           1997  DEC. 31, 1997           1997  DEC. 31, 1997           1997
                                     -------------      ---------   ------------      ---------   ------------      ---------
PER SHARE OPERATING PREFORMANCE
Net Asset Value, Beginning of Period        $14.82         $12.59         $14.45         $12.77          $9.88          $9.87
                                           -------        -------        -------        -------         ------         ------
Income from Investment Operations:
Net Investment Income                         0.06           0.12           0.22           0.42           0.29           0.63
Net Realized and Unrealized Gain
  on Investments                              1.15           2.98           1.58           2.44           0.05           0.01
                                           -------        -------        -------        -------         ------         ------
Total from Investment Operations              1.21           3.10           1.80           2.86           0.34           0.64
                                           -------        -------        -------        -------         ------         ------
Less Distributions:
 From Net Investment Income                 (0.06)         (0.14)         (0.22)         (0.42)         (0.29)         (0.63)
 From Net Realized Gains                    (2.50)         (0.73)         (2.10)         (0.76)             --             --
                                           -------        -------        -------        -------         ------         ------
 Total Distributions                        (2.57)         (0.87)         (2.32)         (1.18)         (0.29)         (0.63)
                                           -------        -------        -------        -------         ------         ------
Net Increase (Decrease)                     (1.35)           2.23         (0.52)           1.68           0.05           0.01
                                           -------        -------        -------        -------         ------         ------
Net Asset Value, End of Period              $13.47         $14.82         $13.93         $14.45          $9.93          $9.88
                                           =======        =======        =======        =======         ======         ======
TOTAL INVESTMENT RETURN                      +8.9%         +26.2%         +13.5%         +24.1%          +3.5%          +6.7%

RATIOS AND SUPPLEMENTAL DATA
 Net Assets, End of Period
   (in thousands)                          $24,424        $23,206         $4,869         $4,307           $753           $734
 Ratio of Expenses to
   Average Net Assets                       1.21%*<F2>      1.18%<F2>      0.94%*<F2>     0.84%         0.92%*<F2>      0.75%
 Ratio of Net Investment
   Income to Average Net Assets             0.79%*<F2>      0.82%         3.07%*<F2>      3.19%         5.75%*<F2>      6.41%
 Ratio of Expenses Reimbursed
   to Average Net Assets                        --             --         1.00%*<F2>      0.86%         4.97%*<F2>      3.84%
 Portfolio Turnover                          10.2%          63.5%          14.0%          48.4%          16.2%          29.3%
 Average Commission Rate
   Paid per Share                          $0.0882        $0.0587        $0.0975        $0.0898            N/A            N/A

 *<F2>Annualized

See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
December 31, 1997 (unaudited)

1. ORGANIZATION

   The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Primary Income Funds, Inc. ("Income Funds") began operations on September 1, 1989. The Trend Fund and the Income Funds, collectively, the "Funds," are registered under the Investment Company Act of 1940 as open-end investment management companies. The Income Funds is a "series" fund which consists of two portfolios: The Primary Income Fund ("Income Fund") and The Primary U.S. Government Fund ("Government Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Funds.

   a. Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Other securities for which market quotations are not readily available are valued under procedures approved by the Boards of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

   b. Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

   c. No provision for federal income taxes has been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The cost basis of investments for federal income tax purposes is the same as that for financial statement purposes.

   d. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   e. Dividends from net investment income are declared and paid at least annually by the Trend Fund and are declared and paid monthly by the Income Fund and the Government Fund. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences.

3. INVESTMENT ADVISORY FEES AND MANAGEMENT AGREEMENTS
   The Funds have agreements with Arnold Investment Counsel, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser. Under the terms of the agreements, the Adviser receives from both the Trend Fund and the Income Fund a monthly fee at an annual rate of 0.74% of their respective average daily net assets; and from the Government Fund a monthly fee at an annual rate of 0.65% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily reimbursed the Income Fund and the Government Fund for additional expenses incurred during the six months ended December 31, 1997. As of December 31, 1997, the Adviser was reimbursing the Income Fund and the Government Fund for all expenses exceeding 1.00% of their respective average daily net assets. These additional voluntary reimbursements to the Funds may be modified or discontinued at any time by the Adviser. The Adviser was not required to reimburse the Trend Fund for the six months ended December 31, 1997. For the six months ended December 31, 1997, the Funds incurred investment advisory fees, net of expense reimbursements, totalling $68,837. The Trend Fund paid total directors fees of $500 to its outside director and the Income Funds paid total directors fees of $500 to its outside director during the six months ended December 31, 1997.

4. PURCHASES AND SALES OF SECURITIES

   Total purchases and sales of securities, other than short-term investments, for the Funds for the six months ended December 31, 1997 were as follows:

                                                                THE PRIMARY
                        THE PRIMARY      THE PRIMARY        U.S. GOVERNMENT
                         TREND FUND      INCOME FUND                   FUND
                        -----------      -----------        ---------------
 Purchases
   U.S. Government               --         $100,375               $176,094
   Other                 $2,193,627          468,494                     --
 Sales
   U.S. Government               --               --                100,000
   Other                  4,740,129          717,220                     --

THE PRIMARY TREND FUNDS

INVESTMENT ADVISER
 Arnold Investment Counsel
   Incorporated
 First Financial Centre
 700 North Water Street
 Milwaukee, Wisconsin 53202
 1-800-443-6544

 OFFICERS
 Lilli Gust, President
 Barry S. Arnold, Vice President and Assistant Secretary
 James R. Arnold, Jr., Secretary-Treasurer

DIRECTORS
 Barry S. Arnold
 Joseph L. Cook
 Lilli Gust

ADMINISTRATOR
 Sunstone Financial Group, Inc.
 207 East Buffalo Street, Suite 400
 Milwaukee, Wisconsin 53202

CUSTODIAN, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
 Firstar Trust Company
 615 East Michigan Street
 Milwaukee, Wisconsin 53202
 1-800-968-2122

INDEPENDENT AUDITORS
 Ernst & Young LLP
 111 East Kilbourn Avenue
 Milwaukee, Wisconsin 53202

LEGAL COUNSEL
 Foley & Lardner
 777 East Wisconsin Avenue
 Milwaukee, Wisconsin 53202

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